Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Intellectual Property License Agreements [Member]
Organization and Principal Activities [Line Items]
Number of Business days	15 days
Term of agreement	10 years
Extended term	10 years
Period of prior written notice required to terminate the agreement	90 days
Equity Interest Pledge Agreements [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest pledged by nominal shareholders	100.00%
VIE [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	100.00%
Registered capital	¥ 52,000	¥ 52,000
Repayment of Loan [Member] | Loan Agreements [Member]
Organization and Principal Activities [Line Items]
Third party claim against nominee shareholders	¥ 500,000